Items Held at Fair Value and Remeasurements - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Chalhoub
Change On Remeasurment Of Put And Call Option And Contingent Consideration Liabilities [Line Items]
Gain (loss) on remeasurement of put and call option liabilities	$ 156.1	$ (287.9)	$ 44.8
Alibaba and Richemont
Change On Remeasurment Of Put And Call Option And Contingent Consideration Liabilities [Line Items]
Gain (loss) on remeasurement of put and call option liabilities	246.1
Palm Angels
Change On Remeasurment Of Put And Call Option And Contingent Consideration Liabilities [Line Items]
Gain (loss) on remeasurement of put and call option liabilities	$ (11.3)
Percentage of asset acquisition	60.00%
Percentage of share capital, that does not own	40.00%
Gain (loss) on remeasurement of contingent consideration	$ (2.8)
Alanui S R L
Change On Remeasurment Of Put And Call Option And Contingent Consideration Liabilities [Line Items]
Gain (loss) on remeasurement of put and call option liabilities	$ (3.9)